Employee Investment Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Disclosure Of Employee Investment Plans [Abstract]
ESIP Employer contributions match (percent)	125.00%
ESIP Employer contribution match, percent of employee's eligible compensation, maximum (percent)	6.00%
ESIP Compensation expense	$ 14.9	$ 13.4	$ 12.0